Accumulated Other Comprehensive Income (Loss) - Schedule Of Accumulated Other Comprehensive Income Loss (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ (0.6)
Other comprehensive income before reclassifications	(118.8)
Amounts reclassified from accumulated other comprehensive income	21.5
Net current period other comprehensive income	(97.3)	$ (41.3)	$ 19.0
Ending balance	(97.9)	(0.6)
Unrealized Gains (losses) on marketable securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(1.2)
Other comprehensive income before reclassifications	(93.4)
Amounts reclassified from accumulated other comprehensive income
Net current period other comprehensive income	(93.4)
Ending balance	(94.6)	(1.2)
Unrealized Gains (losses) on cash flow hedges
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	0.6
Other comprehensive income before reclassifications	(25.4)
Amounts reclassified from accumulated other comprehensive income	21.5
Net current period other comprehensive income	(3.9)
Ending balance	$ (3.3)	$ 0.6